Profit (Loss) for the Year (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Profit (Loss) for the Year

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000
(Loss) profit for the year has been arrived at after charging:

Directors and key management’s remuneration:
- Salary	4,088	3,996	4,863	747
- Retirement benefit scheme contributions	52	50	50	8
- Share-based payments	—	—	—	—

Total directors and key management’s remuneration	4,140	4,046	4,913	755
Other staff costs	260,006	244,203	239,372	36,791
Retirement benefit scheme contributions, excluding those of directors and key management	33,119	30,424	30,248	4,649

Total staff costs	297,265	278,673	274,533	42,195

Cost of inventories recognized as an expense included in:
- Cost of sales	2,081,976	1,862,017	2,449,399	376,466
- Sales of scrap materials	399,391	343,738	402,237	61,823
- Research and development expense	68,668	56,839	38,616	5,935

Total cost of inventories recognized as an expense	2,550,035	2,262,594	2,890,252	444,224

Amortization of prepaid lease payments	9,425	9,425	9,425	1,449
Depreciation of property, plant and equipment	131,277	154,783	147,959	22,741
Loss on disposal of property, plant and equipment	13	105	31	5